Receivables, net (Q3)	9 Months Ended
Sep. 30, 2017
Receivables [Abstract]
Receivables, net
Note 3 - Receivables, net

Included within “Receivables, net” are the following, which are reflected net of our allowance for doubtful accounts, customer credit allowances, and contractual allowances:

(in millions)	September 30, 2017	December 31, 2016
Trade receivables, net	$3,818.3	$4,140.3
Pharmaceutical manufacturers receivables, net	2,535.6	2,242.6
Other receivables	517.6	679.2
Total receivables, net	$6,871.5	$7,062.1